Organization (Details) - USD ($)		5 Months Ended	12 Months Ended
	Apr. 28, 2021	Dec. 31, 2019	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate value of shares issued		$ 25,000	$ 1,531,200
Merger Agreement | SHAPEWAYS, INC | PIPE Investors
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash held in trust	$ 138,000,000
Aggregate value of shares issued	$ 75,000,000